Fair Value (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Mortgage loans held for sale	$ 1,367	$ 686
Estimated Fair Value
Liabilities:
Cash and cash equivalents	59,266	82,375
Investment securities available for sale	388,003	391,924
Other investments	2,728	2,874
Mortgage loans held for sale	1,367	686
Loans, net	1,123,864	1,071,178
Mutual funds held in deferred compensation trust	2,726	2,171
Deposits	1,487,475	1,397,351
Securities sold under agreements to repurchase		86,715
Junior subordinated debentures	15,464	15,464
Level 1
Liabilities:
Cash and cash equivalents	59,266	82,375
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Mutual funds held in deferred compensation trust	2,726	2,171
Deposits	0	0
Securities sold under agreements to repurchase		0
Junior subordinated debentures	0	0
Level 2
Liabilities:
Cash and cash equivalents	0	0
Investment securities available for sale	388,003	391,924
Other investments	0	0
Mortgage loans held for sale	1,367	686
Loans, net	0	0
Mutual funds held in deferred compensation trust	0	0
Deposits	1,487,475	1,397,351
Securities sold under agreements to repurchase		86,715
Junior subordinated debentures	15,464	15,464
Level 3
Liabilities:
Cash and cash equivalents	0	0
Investment securities available for sale	0	0
Other investments	2,728	2,874
Mortgage loans held for sale	0	0
Loans, net	1,123,864	1,071,178
Mutual funds held in deferred compensation trust	0	0
Deposits	0	0
Securities sold under agreements to repurchase		0
Junior subordinated debentures	0	0
Carrying Amount
Liabilities:
Cash and cash equivalents	59,266	82,375
Investment securities available for sale	388,003	391,924
Other investments	2,728	2,874
Mortgage loans held for sale	1,367	686
Loans, net	1,128,409	1,082,025
Mutual funds held in deferred compensation trust	2,726	2,171
Deposits	1,484,731	1,392,045
Securities sold under agreements to repurchase		86,715
Junior subordinated debentures	$ 15,464	$ 15,464